Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements Tables [Abstract]
Fair Value of Long-Term Debt

	December 31, 2016(1)		December 31, 2015
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
7.31% Notes due March 2016, issued 2009	62,000	64,266	62,000	63,604
4.98% Notes due January 2017, issued 2010	116,000	123,967	116,000	113,420
5.92% Notes due March 2018, issued 2008	200,000	224,025	200,000	191,985
5.75% Notes due December 2018, issued 2013	450,000	465,630	450,000	111,451
7.77% Notes due March 2019, issued 2009	173,000	204,854	173,000	174,488
5.50% Notes due January 2020, issued 2010	207,000	233,932	207,000	185,052
4.51% Notes due October 2020, issued 2010	315,000	337,528	315,000	258,520
5.60% Notes due January 2022, issued 2010	87,000	99,983	87,000	73,034
4.66% Notes due October 2022, issued 2010	35,000	38,225	35,000	25,558
6.125% Notes due October 2024, issued 2014	850,000	893,325	850,000	206,321
5.85% Notes due January 2025, issued 2010	90,000	106,299	90,000	70,756
4.91% Notes due October 2025, issued 2010	175,000	193,665	175,000	115,911
Credit Facility due October 2016	999,000	999,000	630,000	630,000
	$3,759,000	$3,984,699	$3,390,000	$2,220,100

(1)	At December 31, 2016, the debt included in the table above is a component of liabilities subject to compromise in our Consolidated Balance Sheets. See Note 1.